Provisions for judicial and administrative proceedings, commitments and other provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Provisions for pension funds and similar liabilities (Note 21)	R$ 1,364,437	R$ 2,543,504
Provisions for judicial and administrative proceedings, commitments, and other provisions	9,612,493	8,930,277
Judicial and Administrative Proceedings for Liabilities of Former Controlling Shareholders (Note 15)	496	496
Judicial and administrative proceedings	9,065,853	8,457,667
Comprising:
Civil	3,330,621	2,888,359
Labor	2,946,482	3,277,476
Tax and Social Security	2,788,750	2,291,832
Provisions for contingent liabilities (Note 22.b.1)	440,113	382,485
Miscellaneous provisions	106,031	89,629
Total	R$ 10,976,930	R$ 11,473,781